Earnings Per Share (Schedule Of Earnings Per Share, Basic And Diluted) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Earnings Per Share, Basic and Diluted [Line Items]
Income from continuing operations	$ 252	$ 172
Less: Net loss attributable to noncontrolling interest	(2)	(5)
Net income from continuing operations attributable to Tyson	254	177
Undistributed earnings	220	121
Stock options and restricted stock	5	5
Convertible 2013 Notes	0	2
Warrants	8	0
Denominator for diluted earnings per share - adjusted weighted average shares and assumed conversions	354	362
Net Income Per Share from Continuing Operations Attributable to Tyson - Diluted	$ 0.72	$ 0.49
Net Income Per Share Attributable to Tyson - Diluted	$ 0.72	$ 0.48
Class A [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Less Dividends Declared:	28	46
Undistributed earnings	179	99
Weighted average number of shares outstanding - Basic	271	285
Net Income Per Share from Continuing Operations Attributable to Tyson - Basic	$ 0.76	$ 0.51
Net Income Per Share Attributable to Tyson - Basic	$ 0.76	$ 0.50
Class B [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Less Dividends Declared:	6	10
Undistributed earnings	$ 41	$ 22
Weighted average number of shares outstanding - Basic	70	70
Net Income Per Share from Continuing Operations Attributable to Tyson - Basic	$ 0.68	$ 0.46
Net Income Per Share Attributable to Tyson - Basic	$ 0.68	$ 0.45